OTHER LONG-TERM LIABILITIES (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Noncurrent [Abstract]
Fair value of derivative contracts (Note 24)	CAD 330	CAD 625
Employee post-retirement benefits (Note 23)	448	380
Asset retirement obligations	108	109
Guarantees (Note 27)	82	26
Other	215	120
Other Long-Term Liabilities	CAD 1,183	CAD 1,260